Accrued Liabilities	12 Months Ended
Dec. 31, 2023
Accrued Liabilities
Accrued Liabilities

8. Accrued Liabilities

Accrued liabilities consisted of the following (in thousands):

	2023	2022
Accrued interest	8,312	8,267
Accrued dry-docking expenses	3,276	2,332
Accrued expenses	8,870	10,763
Total	$20,458	$21,362

Accrued expenses mainly consisted of accruals related to the operation of the Company’s fleet and other expenses as of December 31, 2023 and December 31, 2022.